Nationwide Life Insurance Company:
o  Nationwide Variable Account - II
o  Nationwide Variable Account - 7
o  Nationwide Variable Account - 8
o  Nationwide Variable Account - 9
o  Nationwide Variable Account - 10
o  Nationwide Variable Account - 14
o  Nationwide VLI Separate Account - 2
o  Nationwide VLI Separate Account - 3
o  Nationwide VLI Separate Account - 4
o  Nationwide VLI Separate Account - 7

Nationwide Life and Annuity Insurance Company:
o  Nationwide VA Separate Account - B
o  Nationwide VL Separate Account - C
o  Nationwide VL Separate Account - D
o  Nationwide VL Separate Account - G


                Prospectus supplement dated September 23, 2005 to
                          Prospectus dated May 1, 2005

--------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

Effective September 19, 2005, the sub-adviser information relating to the Gartmore - GVIT Small Cap Value Fund: Class I is amended as follows:


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
SUB-ADVISER:                                     EPOCH INVESTMENT PARTNERS, INC.; J.P. MORGAN INVESTMENT MANAGEMENT INC.
------------------------------------------------ -----------------------------------------------------------------------------------